CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total USD ($)	Class A Common Stock USD ($)	Class B Common Stock	Additional paid-in capital USD ($)	Retained earnings USD ($)	Members' equity USD ($)	Non-controlling Interest USD ($)
Balance at Dec. 31, 2011	$ 123,915					$ 123,915
Capital:
Contributions	15,058					15,058
Distributions	(5,834)					(5,834)
Unit-based compensation expense	9,050					9,050
Net income	25,040					25,040
Balance at Jun. 30, 2012	167,229					167,229
Balance at Dec. 31, 2012	261,750					261,750
Capital:
Contributions						0
Distributions	(19,623)					(19,623)
Unit-based compensation expense	238					238
Partner capital issuance costs	(3,745)					(3,745)
Net income	76,834					76,834
Exchange of existing partner units to Class A units of Private National Mortgage Acceptance Company, LLC						(315,454)	315,454
Balance post-reorganization	315,454						315,454
Issuance of common shares in initial public offering, net of issuance costs	230,000	1		229,999
Issuance of common shares in initial public offering, net of issuance costs (in shares)		12,778	60
Underwriting and offering costs	(13,225)			(13,225)
Initial recognition of non-controlling interest				(127,160)			127,160
Stock-based compensation	545			545
Unit-based compensation expense	115						115
Distributions	(3,395)						(3,395)
Net income	26,650				2,793		23,857
Balance at Jun. 30, 2013	$ 556,144	$ 1		$ 90,159	$ 2,793		$ 463,191
Balance (in shares) at Jun. 30, 2013		12,778	60